Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-2

Collection Period	2/1/12-2/29/12
Determination Date	3/9/2012
Distribution Date	3/15/2012

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period			$338,779,092.58
2.	Collections allocable to Principal			$12,403,630.27
3.	Purchase Amount allocable to Principal			$0.00
4.	Defaulted Receivables			$556,632.97

5.	Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)			$325,818,829.34
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period			27,634
7.	Initial Pool Balance			$650,000,000.99

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00	$0.00
	b.	Class A-2 Note Balance	$0.00	$0.00
	c.	Class A-3 Note Balance	$199,697,406.19	$186,931,546.90
	d.	Class A-4 Note Balance	$82,000,000.00	$82,000,000.00
	e.	Class B Note Balance	$43,875,000.00	$43,875,000.00
	f.	Class C Note Balance	$8,125,000.00	$8,125,000.00

	g.	Note Balance (sum a - f)	$333,697,406.19	$320,931,546.90

9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000	0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000	0.0000000
	c.	Class A-3 Note Pool Factor	0.8019976	0.7507291
	d.	Class A-4 Note Pool Factor	1.0000000	1.0000000
	e.	Class B Note Pool Factor	1.0000000	1.0000000
	f.	Class C Note Pool Factor	1.0000000	1.0000000

	g.	Note Pool Factor	0.5133806	0.4937408
10.	Overcollateralization Target Amount			$4,887,282.44
11.	Current overcollateralization amount (Pool Balance - Note Balance)			$4,887,282.44
12.	Weighted Average Coupon		%	9.57%
13.	Weighted Average Original Term		months	65.61
14.	Weighted Average Remaining Term		months	42.74

Collections
15.	Finance Charges:
	a.	Collections allocable to Finance Charge		$2,742,748.65
	b.	Liquidation Proceeds allocable to Finance Charge		$853.44
	c.	Purchase Amount allocable to Finance Charge		$0.00

	d.	Available Finance Charge Collections (sum a - c)		$2,743,602.09

16.	Principal:
	a.	Collections allocable to Principal	$12,403,630.27
	b.	Liquidation Proceeds allocable to Principal	$360,383.58
	c.	Purchase Amount allocable to Principal	$0.00

	d.	Available Principal Collections (sum a - c)	$12,764,013.85

17.	Total Finance Charge and Principal Collections (15d+16d)		$15,507,615.94
18.	Interest Income from Collection Account		$877.68
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$15,508,493.62

Available Funds

21.	Available Collections		$15,508,493.62
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$15,508,493.62

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$282,315.91
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$282,315.91

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00
	i.	Class A-3 Monthly Interest	$234,644.45
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$234,644.45
	m.	Class A-4 Monthly Interest	$139,400.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$139,400.00

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$144,787.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$144,787.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$35,072.92
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$35,072.92

32.	Tertiary Principal Distributable Amount		$7,878,576.85

33.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 32))		$8,717,297.63

34.	Reserve Account Deficiency		$0.00

35.	Regular Principal Distributable Amount		$4,887,282.44

36.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

37.	Additional Servicing Fees, if any		$0.00

38.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

39.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$2,743,602.09
	b.	Total Daily Deposits of Principal Collections	$12,764,013.85
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$877.68

	e.	Total Deposits to Collection Account (sum a - d)	$15,508,493.62

40.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$282,315.91
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$13,319,764.16
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,903,913.55

	f.	Total Withdrawals from Collection Account (sum a - e)	$15,508,493.62

Note Payment Account Activity

41.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$234,644.45
	d.	Class A-4 Interest Distribution	$139,400.00
	e.	Class B Interest Distribution	$144,787.50
	f.	Class C Interest Distribution	$35,072.92
	g.	Class A-1 Principal Distribution	$0.00
	h.	Class A-2 Principal Distribution	$0.00
	i.	Class A-3 Principal Distribution	$12,765,859.29
	j.	Class A-4 Principal Distribution	$0.00
	k.	Class B Principal Distribution	$0.00
	l.	Class C Principal Distribution	$0.00

	m.	Total Deposits to Note Payment Account (sum a - l)	$13,319,764.16

42.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$13,000,503.74
	d.	Class A-4 Distribution	$139,400.00
	e.	Class B Distribution	$144,787.50
	f.	Class C Distribution	$35,072.92

	g.	Total Withdrawals from Note Payment Account (sum a - f)	$13,319,764.16

Certificate Payment Account Activity

43.	Deposits
	a.	Excess Collections	$1,903,913.55
	b.	Reserve Account surplus (Ln 53)	$101.77

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,904,015.32

44.	Withdrawals
	a.	Certificateholder Distribution	$1,904,015.32

	b.	Total Withdrawals from Certificate Payment Account	$1,904,015.32

Required Reserve Account Amount

45.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$320,931,546.90

46.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

47.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
48.	Investment Earnings		$101.77
49.	Reserve Account Draw Amount		$0.00

50.	Reserve Account Amount (Ln 47 + Ln 48 - Ln 49)		$1,625,101.77
51.	Deposit from Available Funds (Ln 40d)		$0.00
52.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
53.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 52 exist		$101.77

54.	Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)		$1,625,000.00
55.	Reserve Account Deficiency (Ln46 - Ln54)		$0.00

Instructions to the Trustee

56.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
57.	Amount to be paid to Servicer from the Collection Account		$282,315.91
58.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
59.	Amount to be deposited from the Collection Account into the Note Payment Account		$13,319,764.16
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,903,913.55
61.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$101.77
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$13,000,503.74
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$139,400.00
67.	Amount to be paid to Class B Noteholders from the Note Payment Account		$144,787.50
68.	Amount to be paid to Class C Noteholders from the Note Payment Account		$35,072.92
69.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$1,904,015.32

Net Loss and Delinquency Activity
70.	Net Losses with respect to preceding Collection Period			$195,395.95
71.	Cumulative Net Losses			$4,160,169.31
72.	Cumulative Net Loss Percentage			0.6400%
73.	Delinquency Analysis

			Number of Loans	Principal Balance
	a.	31 to 60 days past due	414	$5,759,856.66
	b.	61 to 90 days past due	123	$1,621,995.87
	c.	91 or more days past due	55	$505,566.21

	d.	Total Past Due (sum a-c)	592	7,887,418.74

Servicer Covenant

74.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,626,771,000.00
75.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 09, 2012.

CARMAX BUSINESS SERVICES, LLC As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer